Accounts payable and accrued liabilities (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
incentive amounts due to employees	$ 903	$ 2,324
and directors, including retired directors	3,451	5,830
administrative expenses for RSUs and PSUs	858	3,454
administrative expenses for DSUs	$ 3,508	$ 3,054